Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of Reportable Segments | segment	1
Revenue	$ 4,508,400	$ 3,683,684	$ 3,377,825
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,260,487	979,165	827,608
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,029,635	791,821	670,490
Israel
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,064,789	740,232	741,873
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	853,656	737,051	763,963
Latin America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	158,059	192,406	193,369
Other Areas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 141,774	$ 243,009	$ 180,522